Recapitalization	12 Months Ended
Dec. 31, 2013
Recapitalization
Recapitalization

4. Recapitalization

Subsequent to the Reverse Stock Split and prior to the Merger, the Former Operating Company underwent a recapitalization pursuant to which the preferred stock of the Company (Series A convertible preferred stock ("Series A"), Series B convertible preferred stock ("Series B"), and Series C convertible preferred stock ("Series C"), collectively "Old Preferred Stock") was exchanged for a new series of convertible preferred stock (Series A-2 convertible preferred stock ("Series A-2"), Series A-3 convertible preferred stock ("Series A-3"), Series A-4 convertible preferred stock ("Series A-4"), collectively with Series A-5 convertible preferred stock ("Series A-5"), "New Preferred Stock") to the extent that the existing stockholder participated in the Series A-1 Financing in an amount at least at the level its Pro Rata Share, as defined in the Purchase Agreement. According to the amended Articles of Incorporation of the Former Operating Company, stockholders who did not participate in the Series A-1 Financing in an amount at least equal to their Pro Rata Share amount were subject to a forced conversion (the "Forced Conversion") to common stock, at a rate of 1 share of common stock for every 5 shares of Old Preferred Stock to be so converted. As a result, 21,661 shares of Series A, 177,697 shares of Series B and 314,496 shares of Series C converted into 45,070 shares of the Company's common stock on May 17, 2011.

The 9,832,133 shares of Series C that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 9,832,133 shares of Series A-2, the 1,422,300 shares of Series B that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 1,422,300 shares of Series A-3, and the 40,003 shares of Series A that remained outstanding after the Forced Conversion, were exchanged for 40,003 shares of Series A-4. All prior dividends that had accrued on the original Series B and Series C through May 17, 2011 were forfeited by the holders as part of the recapitalization. In addition, the holders of the original Series B and Series C waived their contingent redemption rights on such shares.

Certain investors participated in the Series A-1 Financing in an amount in excess of their Pro Rata Share amount and as consideration for investing such excess amount, received that number of additional shares of Series A-1 as set forth within the Purchase Agreement. The Former Operating Company issued 1,327,506 additional shares of Series A-1 in exchange for this additional investment.

In accordance with the Purchase Agreement, the Stage I Closing occurred on May 17, 2011 and resulted in net proceeds of $20.3 million as consideration for the issuance of 2,631,845 shares of Series A-1 which were converted in the Merger as described below into the right to receive one-tenth of one share of Series A-1. The issuance of the aforementioned additional shares did not generate a beneficial conversion feature at the date of issuance or at December 31, 2013.

Subsequent to the recapitalization and financing, pursuant to the Merger, each outstanding share of preferred stock was converted into the right to receive one-tenth of one share of preferred stock. After the recapitalization, Series A-1 and Series A-5 financing (as described in note 3) and the Merger, the Company had the following shares of preferred stock outstanding, which include the shares of Series A-1 issued in the Stage II Closing and Stage III Closing as discussed below:

Class	Number of Shares
Series A-1	939,612
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443

The Company has accounted for the recapitalization and exchange of the Old Preferred Stock for the New Preferred Stock as an extinguishment of the Old Preferred Stock due to the significance of the changes to the substantive contractual terms of the preferred stock, which included the forfeiture of accrued dividends on the Series A and Series B, the removal of the contingent redemption feature, pursuant to which the Series B and Series C was redeemable at the option of the holder at a future determinable date, and the addition of a mandatory conversion provision to common stock upon the listing of the Company's common stock on a national securities exchange, among other changes. Refer to note 9 for the rights and preferences on the New Preferred Stock. Accordingly, the Company recorded the difference between the fair value of the new shares of preferred stock issued in the exchange and the carrying value of the Old Preferred Stock shares as a gain of $60.9 million that was recorded within stockholders' deficit. The Company allocated $8.3 million to additional paid-in capital to recover the amount of additional paid-in capital that had previously been reduced by dividends accreted on Series B and Series C that was forfeited as part of the recapitalization, and the balance of $52.7 million was recorded to accumulated deficit. The gain on extinguishment is reflected as a preferred stock redemption in the calculation of net income available to common stockholders in accordance with Accounting Standards Codification ("ASC") 260, Earnings Per Share. The fair value of the Series A-1, Series A-2, Series A-3 and Series A-4 was determined using the probability-weighted expected return method (see note 11).

In connection with the Series A-1 Financing, the Former Operating Company issued to a placement agent, and in the Merger, the Company assumed warrants to purchase 818 shares of Series A-1. The warrants expire on May 17, 2016 and were issued with an exercise price of $81.42, which exercise price, as a result of an anti-dilution adjustment effected in connection with the issuance of the new Series B convertible preferred stock in May 2013 (as described in note 9), has been reduced to $76.27 as of December 31, 2013. The warrants are classified as liabilities on the Company's balance sheet and were recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrants at a fair value of $35.0 thousand, calculated using the Black-Scholes option pricing model. The value of the warrants at December 31, 2013 was not material to the financial statements.

Subsequent to the exchange of outstanding shares of preferred stock for the right to receive one-tenth of one share of Preferred Stock, in accordance with the Purchase Agreement, the Stage II Closing occurred on November 18, 2011 and resulted in net proceeds of approximately $21.0 million through the sale of 263,178 shares of Series A-1. On December 14, 2011, the Stage III Closing occurred resulting in net proceeds of approximately $21.0 million through the sale of 263,180 shares of Series A-1. The issuance of the shares in the Stage II and Stage III Closings did not generate beneficial conversion features at the date of issuance or at December 31, 2013.

In connection with the Stage II and Stage III Closings, the Former Operating Company issued to a placement agent, warrants to purchase 1,636 shares of Series A-1 Preferred Stock. The warrants expire after five years and were issued with an exercise price of $81.42, which exercise price, as a result of an anti-dilution adjustment effected in connection with the issuance of the new Series B convertible preferred stock in May 2013 (as described in note 9), has been reduced to $76.27 as of December 31, 2013. The warrants are classified as liabilities on the Company's balance sheet and were recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrant at a fair value of $68.0 thousand, calculated using the Black-Scholes option pricing model. The value of the warrant at December 31, 2013 was not material to the financial statements.

4. Recapitalization

Subsequent to the Reverse Stock Split and prior to the Merger, the Former Operating Company underwent a recapitalization pursuant to which the preferred stock of the Company (Series A convertible preferred stock ("Series A"), Series B convertible preferred stock ("Series B"), and Series C convertible preferred stock ("Series C"), collectively "Old Preferred Stock") was exchanged for a new series of convertible preferred stock (Series A-2 convertible preferred stock ("Series A-2"), Series A-3 convertible preferred stock ("Series A-3"), Series A-4 convertible preferred stock ("Series A-4"), collectively with Series A-5 convertible preferred stock ("Series A-5"), "New Preferred Stock") to the extent that the existing stockholder participated in the Series A-1 Financing in an amount at least at the level its Pro Rata Share, as defined in the Purchase Agreement. According to the amended Articles of Incorporation of the Former Operating Company, stockholders who did not participate in the Series A-1 Financing in an amount at least equal to their Pro Rata Share amount were subject to a forced conversion (the "Forced Conversion") to common stock, at a rate of 1 share of common stock for every 5 shares of Old Preferred Stock to be so converted. As a result, 21,661 shares of Series A, 177,697 shares of Series B and 314,496 shares of Series C converted into 45,070 shares of the Company's common stock on May 17, 2011.

The 9,832,133 shares of Series C that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 9,832,133 shares of Series A-2, the 1,422,300 shares of Series B that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 1,422,300 shares of Series A-3, and the 40,003 shares of Series A that remained outstanding after the Forced Conversion, were exchanged for 40,003 shares of Series A-4. All prior dividends that had accrued on the original Series B and Series C through May 17, 2011 were forfeited by the holders as part of the recapitalization. In addition, the holders of the original Series B and Series C waived their contingent redemption rights on such shares.

Certain investors participated in the Series A-1 Financing in an amount in excess of their Pro Rata Share amount and as consideration for investing such excess amount, received that number of additional shares of Series A-1 as set forth within the Purchase Agreement. The Former Operating Company issued 1,327,506 additional shares of Series A-1 in exchange for this additional investment.

In accordance with the Purchase Agreement, the Stage I Closing occurred on May 17, 2011 and resulted in net proceeds of $20.3 million as consideration for the issuance of 2,631,845 shares of Series A-1 which were converted in the Merger as described below into the right to receive one-tenth of one share of Series A-1. The issuance of the aforementioned additional shares did not generate a beneficial conversion feature at the date of issuance or at December 31, 2013.

Subsequent to the recapitalization and financing, pursuant to the Merger, each outstanding share of preferred stock was converted into the right to receive one-tenth of one share of preferred stock. After the recapitalization, Series A-1 and Series A-5 financing (as described in note 3) and the Merger, the Company had the following shares of preferred stock outstanding, which include the shares of Series A-1 issued in the Stage II Closing and Stage III Closing as discussed below:

Class	Number of Shares
Series A-1	939,612
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443

The Company has accounted for the recapitalization and exchange of the Old Preferred Stock for the New Preferred Stock as an extinguishment of the Old Preferred Stock due to the significance of the changes to the substantive contractual terms of the preferred stock, which included the forfeiture of accrued dividends on the Series A and Series B, the removal of the contingent redemption feature, pursuant to which the Series B and Series C was redeemable at the option of the holder at a future determinable date, and the addition of a mandatory conversion provision to common stock upon the listing of the Company's common stock on a national securities exchange, among other changes. Refer to note 9 for the rights and preferences on the New Preferred Stock. Accordingly, the Company recorded the difference between the fair value of the new shares of preferred stock issued in the exchange and the carrying value of the Old Preferred Stock shares as a gain of $60.9 million that was recorded within stockholders' deficit. The Company allocated $8.3 million to additional paid-in capital to recover the amount of additional paid-in capital that had previously been reduced by dividends accreted on Series B and Series C that was forfeited as part of the recapitalization, and the balance of $52.7 million was recorded to accumulated deficit. The gain on extinguishment is reflected as a preferred stock redemption in the calculation of net income available to common stockholders in accordance with Accounting Standards Codification ("ASC") 260, Earnings Per Share. The fair value of the Series A-1, Series A-2, Series A-3 and Series A-4 was determined using the probability-weighted expected return method (see note 11).

In connection with the Series A-1 Financing, the Former Operating Company issued to a placement agent, and in the Merger, the Company assumed warrants to purchase 818 shares of Series A-1. The warrants expire on May 17, 2016 and were issued with an exercise price of $81.42, which exercise price, as a result of an anti-dilution adjustment effected in connection with the issuance of the new Series B convertible preferred stock in May 2013 (as described in note 9), has been effectively reduced, on an as-converted basis, to $17.390 as of December 31, 2013. The warrants are classified as liabilities on the Company's balance sheet and were recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrants at a fair value of $35.0 thousand, calculated using the Black-Scholes option pricing model. The value of the warrants at December 31, 2013 was not material to the financial statements.

Subsequent to the exchange of outstanding shares of preferred stock for the right to receive one-tenth of one share of Preferred Stock, in accordance with the Purchase Agreement, the Stage II Closing occurred on November 18, 2011 and resulted in net proceeds of approximately $21.0 million through the sale of 263,178 shares of Series A-1. On December 14, 2011, the Stage III Closing occurred resulting in net proceeds of approximately $21.0 million through the sale of 263,180 shares of Series A-1. The issuance of the shares in the Stage II and Stage III Closings did not generate beneficial conversion features at the date of issuance or at December 31, 2013.

In connection with the Stage II and Stage III Closings, the Former Operating Company issued to a placement agent, warrants to purchase 1,636 shares of Series A-1 Preferred Stock. The warrants expire after five years and were issued with an exercise price of $81.42, which exercise price, as a result of an anti-dilution adjustment effected in connection with the issuance of the new Series B convertible preferred stock in May 2013 (as described in note 9), has been effectively reduced, on an as-converted basis, to $17.390 as of December 31, 2013. The warrants are classified as liabilities on the Company's balance sheet and were recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrant at a fair value of $68.0 thousand, calculated using the Black-Scholes option pricing model. The value of the warrant at December 31, 2013 was not material to the financial statements.